Retirement Plans, Postretirement and Postemployment Benefits	12 Months Ended
Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
Retirement Plans, Postretirement and Postemployment Benefits

Note J: Retirement Plans, Postretirement and Postemployment Benefits

The Company sponsors defined benefit retirement plans that cover substantially all employees. Additionally, the Company provides other postretirement benefits for certain employees, including medical benefits for retirees and their spouses and retiree life insurance. Employees starting on or after January 1, 2002 are not eligible for postretirement welfare plans. The Company also provides certain benefits, such as disability benefits, to former or inactive employees after employment but before retirement.

The measurement date for the Company’s defined benefit plans, postretirement benefit plans and postemployment benefit plans is December 31.

Defined Benefit Retirement Plans. Retirement plan assets are invested in listed stocks, bonds, hedge funds, real estate and cash equivalents. Defined retirement benefits for salaried employees are based on each employee’s years of service and average compensation for a specified period of time before retirement. Defined retirement benefits for hourly employees are generally stated amounts for specified periods of service.

The Company sponsors a Supplemental Excess Retirement Plan (SERP) that generally provides for the payment of retirement benefits in excess of allowable Internal Revenue Code limits. The SERP generally provides for a lump-sum payment of vested benefits. When these benefit payments exceed the sum of the service and interest costs for the SERP during a year, the Company recognizes a pro-rata portion of the SERP’s unrecognized actuarial loss as settlement expense.

The net periodic retirement benefit cost of defined benefit plans includes the following components:

years ended December 31 (add 000)	2017	2016	2015
Service cost	$26,805	$22,167	$23,001
Interest cost	36,101	35,879	33,151
Expected return on assets	(39,759)	(37,699)	(36,385)
Amortization of:
Prior service cost	311	350	422
Actuarial loss	14,138	12,074	17,159
Transition asset	(1)	(1)	(1)
Settlement charge	21	124	—
Termination benefit charge	—	764	2,085
Net periodic benefit cost	$37,616	$33,658	$39,432

The components of net periodic benefit cost other than service cost are included in the line item Other nonoperating (income) and expenses, net in the consolidated statements of earnings.

The expected return on assets is a calculation based on applying an annually selected expected rate of return assumption to the estimated fair value of the plan assets, giving consideration to contributions and benefits paid.  The termination benefit charge represents the increased benefits payable to former Texas Industries, Inc. (TXI) executives as part of their change-in-control agreements.

The Company recognized the following amounts in consolidated comprehensive earnings:

 years ended December 31

(add 000)	2017	2016	2015
Actuarial loss	$13,343	$52,028	$9,916
Amortization of:
Prior service cost	(311)	(350)	(422)
Actuarial loss	(14,138)	(12,074)	(17,159)
Transition asset	1	1	1
Special plan termination benefits	—	(764)	(2,085)
Settlement charge	(21)	(124)	—
Net prior service cost	—	—	2,338
Total	$(1,126)	$38,717	$(7,411)

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31	2017		2016
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$115	$71	$425	$261
Actuarial loss	217,240	134,066	218,056	133,083
Transition asset	(6)	(4)	(7)	(4)
Total	$217,349	$134,133	$218,474	$133,340

The prior service cost, actuarial loss and transition asset expected to be recognized in net periodic benefit cost during 2018 are $104,000 (net of deferred taxes of $26,000), $13,184,000 (net of deferred taxes of $3,263,000) and $1,000, respectively. These amounts are included in accumulated other comprehensive loss at December 31, 2017.

The defined benefit plans’ change in projected benefit obligation is as follows:

years ended December 31

(add 000)	2017	2016
Net projected benefit obligation at beginning of year	$831,849	$754,543
Service cost	26,805	22,167
Interest cost	36,101	35,879
Actuarial loss	56,675	49,760
Gross benefits paid	(72,095)	(30,500)
Net projected benefit obligation at end of year	$879,335	$831,849

The Company’s change in plan assets, funded status and amounts recognized on the Company’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2017	2016
Change in plan assets:
Fair value of plan assets at beginning of year	$596,207	$546,512
Actual return on plan assets, net	83,091	35,432
Employer contributions	30,903	44,763
Gross benefits paid	(72,095)	(30,500)
Fair value of plan assets at end of year	$638,106	$596,207

December 31

(add 000)	2017	2016
Funded status of the plan at end of year	$(241,229)	$(235,642)
Accrued benefit cost	$(241,229)	$(235,642)

December 31

(add 000)	2017	2016
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(11,092)	$(6,223)
Noncurrent liability	(230,137)	(229,419)
Net amount recognized at end of year	$(241,229)	$(235,642)

The accumulated benefit obligation for all defined benefit pension plans was $792,912,000 and $752,659,000 at December 31, 2017 and 2016, respectively.

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

December 31

(add 000)	2017	2016
Projected benefit obligation	$879,335	$831,849
Accumulated benefit obligation	$792,912	$752,659
Fair value of plan assets	$638,106	$596,207

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2017	2016
Discount rate	3.76%	4.29%
Rate of increase in future compensation levels	4.50%	4.50%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2017	2016	2015
Discount rate	4.29%	4.67%	4.25%
Rate of increase in future compensation levels	4.50%	4.50%	4.50%
Expected long-term rate of return on assets	6.75%	7.00%	7.00%

The expected long-term rate of return on assets is based on a building-block approach, whereby the components are weighted based on the allocation of pension plan assets.

For 2017 and 2016, the Company estimated the remaining lives of participants in the pension plans using the RP-2014 Base Table.  The white-collar table was used for salaried participants and the blue-collar table, reflecting the experience of the Company’s participants, was used for hourly participants.  The Company used mortality improvement scales MP-2017 and MP-2016 for the years 2017 and 2016, respectively. The change in mortality improvement scale in 2017 did not have a material impact on the projected benefit obligation.

The target allocation for 2017 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
	2017	December 31
Asset Class	Target Allocation	2017	2016
Equity securities	54%	57%	57%
Debt securities	30%	29%	28%
Hedge funds	8%	7%	7%
Real estate	8%	7%	8%
Total	100%	100%	100%

The Company’s investment strategy is for approximately 50% of equity securities to be invested in mid-sized to large capitalization U.S. funds, with the remaining invested in small capitalization, emerging markets and international funds. Debt securities, or fixed income investments, are invested in funds benchmarked to the Barclays U.S. Aggregate Bond Index.

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2017
Equity securities:
Mid-sized to large cap	$—	$177,497	$—	$177,497
Small cap, international and emerging growth funds	—	186,272	—	186,272
Debt securities:
Core fixed income	—	182,225	—	182,225
Real estate	—	—	46,467	46,467
Hedge funds	—	—	45,604	45,604
Cash	41	—	—	41
Total	$41	$545,994	$92,071	$638,106

	2016
Equity securities:
Mid-sized to large cap	$—	$169,176	$—	$169,176
Small cap, international and emerging growth funds	—	169,678	—	169,678
Debt securities:
Core fixed income	—	168,282	—	168,282
Real estate	—	—	44,890	44,890
Hedge funds	—	—	44,036	44,036
Cash	145	—	—	145
Total	$145	$507,136	$88,926	$596,207

Real estate investments are stated at estimated fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of real estate investments generally do not reflect transaction costs which may be incurred upon disposition of the real estate investments and do not necessarily represent the prices at which the real estate investments would be sold or repaid, since market prices of real estate investments can only be determined by negotiation between a willing buyer and seller. An independent valuation consultant is employed to determine the fair value of the real estate investments. The value of hedge funds is based on the values of the sub-fund investments. In determining the fair value of each sub-fund’s investment, the hedge funds’ Board of Trustees uses the values provided by the sub-funds and any other considerations that may, in its judgment, increase or decrease such estimated value.

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

years ended December 31	Real Estate	Hedge Funds
(add 000)	2017
Balance at beginning of year	$44,890	$44,036
Purchases, sales, settlements, net	(83)	—
Actual return on plan assets held at period end	1,660	1,568
Balance at end of year	$46,467	$45,604

	2016
Balance at beginning of year	$23,242	$39,219
Purchases, sales, settlements, net	18,579	3,100
Actual return on plan assets held at period end	3,069	1,717
Balance at end of year	$44,890	$44,036

In 2017 and 2016, the Company made combined pension plan and SERP contributions of $30,903,000 and $44,763,000, respectively. The Company currently estimates that it will contribute $37,400,000 to its pension and SERP plans in 2018.

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2018	$43,090
2019	$40,894
2020	$43,143
2021	$44,568
2022	$46,359
Years 2023 - 2027	$261,475

Postretirement Benefits. The net periodic postretirement benefit credit cost for postretirement plans includes the following components:

years ended December 31

(add 000)	2017	2016	2015
Service cost	$80	$85	$137
Interest cost	727	863	928
Amortization of:
Prior service credit	(1,741)	(1,959)	(2,302)
Actuarial gain	(364)	(499)	(309)
Settlement credit	—	(9)	—
Total net periodic benefit credit	$(1,298)	$(1,519)	$(1,546)

The components of net periodic benefit credit other than service cost are included in the line item Other nonoperating (income) and expenses, net, in the consolidated statements of earnings.

The Company recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2017	2016	2015
Actuarial loss (gain)	$1,236	$686	$(626)
Net prior service credit	(3,902)	(1,326)	—
Settlement credit	—	9	—
Amortization of:
Prior service credit	1,741	1,959	2,302
Actuarial gain	364	499	309
Total	$(561)	$1,827	$1,985

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit credit or cost:

December 31	2017		2016
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(6,314)	$(3,899)	$(4,153)	$(2,551)
Actuarial gain	(2,256)	(1,393)	(3,857)	(2,369)
Total	$(8,570)	$(5,292)	$(8,010)	$(4,920)

The prior service credit and actuarial gain expected to be recognized in net periodic benefit cost during 2018 is $2,445,000 (net of a deferred tax liability of $605,000) and $226,000 (net of a deferred tax liability of $56,000), respectively, and are included in accumulated other comprehensive loss at December 31, 2017.

The postretirement health care plans’ change in benefit obligation is as follows:

years ended December 31

(add 000)	2017	2016
Change in benefit obligation:
Net benefit obligation at beginning of year	$20,591	$23,408
Service cost	80	85
Interest cost	727	863
Participants’ contributions	3,421	2,616
Actuarial loss	1,236	688
Gross benefits paid	(6,806)	(5,743)
Plan amendments	(3,902)	(1,326)
Net benefit obligation at end of year	$15,347	$20,591

The Company’s change in plan assets, funded status and amounts recognized on the Company’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2017	2016
Fair value of plan assets at beginning of year	$—	$—
Employer contributions	3,385	3,127
Participants’ contributions	3,421	2,616
Gross benefits paid	(6,806)	(5,743)
Fair value of plan assets at end of year	$—	$—

December 31

(add 000)	2017	2016
Funded status of the plan at end of year	$(15,347)	$(20,591)
Accrued benefit cost	$(15,347)	$(20,591)

December 31

(add 000)	2017	2016
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,560)	$(3,070)
Noncurrent liability	(12,787)	(17,521)
Net amount recognized at end of year	$(15,347)	$(20,591)

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2017	2016
Discount rate	3.47%	3.78%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2017	2016	2015
Discount rate	3.78%	4.25%	3.83%

For 2017 and 2016, the Company estimated the remaining lives of participants in the pension plans using the RP-2014 Base Table.  The white-collar table was used for salaried participants and the blue-collar table, reflecting the experience of the Company’s participants, was used for hourly participants.  The Company used mortality improvement scales MP-2017 and MP-2016 for the years 2017 and 2016, respectively. The change in mortality improvement scale in 2017 did not have a material impact on the projected benefit obligation.

Assumed health care cost trend rates at December 31 are:

	2017	2016
Health care cost trend rate assumed for next year	7.0%	7.0%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2022	2021

Assumed health care cost trend rates have a significant effect on the amounts reported for the Company’s health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$41	$(34)
Postretirement benefit obligation	$783	$(631)

The Company estimates that it will contribute $2,560,000 to its postretirement health care plans in 2018.

The total expected benefit payments to be paid by the Company, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2018	$2,560
2019	$1,610
2020	$1,557
2021	$1,470
2022	$1,393
Years 2023 - 2027	$4,888

Defined Contribution Plans. The Company maintains defined contribution plans that cover substantially all employees. These plans, qualified under Section 401(a) of the Internal Revenue Code, are retirement savings and investment plans for the Company’s salaried and hourly employees. Under certain provisions of these plans, the Company, at established rates, matches employees’ eligible contributions. The Company’s matching obligations were $14,893,000 in 2017, $13,235,000 in 2016 and $12,444,000 in 2015.

Postemployment Benefits. The Company had accrued postemployment benefits of $1,119,000 and $1,146,000 at December 31, 2017 and 2016, respectively.